PROPERTY, EQUIPMENT AND LEASEHOLDS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND LEASEHOLDS

6. Property, equipment & leaseholds

	March 31, 2022	Accumulated	March 31, 2022
	Cost	Depreciation	Net
Buildings and improvements	$4,870,778	$3,018,920	$1,851,858
Automobiles	196,255	80,207	116,048
Computer hardware	43,644	42,571	1,073
Furniture and fixtures	130,714	108,421	22,293
Office equipment	1,899	1,208	691
Manufacturing equipment	6,999,195	4,314,689	2,684,506
Trailer	9,601	7,788	1,813
Boat	34,400	26,690	7,710
Leasehold improvements	88,872	88,872	—
Technology	109,370	109,370	—
Land	234,027	—	234,027
	$12,718,755	$7,798,736	$4,920,019

	December 31, 2021	Accumulated	December 31, 2021
	Cost	Depreciation	Net
Buildings and improvements	$4,823,708	$2,983,589	$1,840,119
Automobiles	196,255	71,258	124,997
Computer hardware	43,605	42,456	1,149
Furniture and fixtures	130,658	106,101	24,557
Office equipment	1,872	1,155	717
Manufacturing equipment	6,867,799	4,171,699	2,696,100
Trailer	9,463	7,532	1,931
Boat	34,400	26,284	8,116
Leasehold improvements	88,872	88,872	—
Technology	107,759	107,759	—
Land	234,027	—	234,027
	$12,538,418	$7,606,705	$4,931,713

Amount of depreciation expense for the three months ended March 31, 2022: $188,378 (2021: $184,855) and is included in cost of sales in the unaudited interim condensed consolidated statements of income and comprehensive income.

6. Property, Equipment and Leaseholds

	2021	Accumulated	2021
	Cost	Depreciation	Net
Buildings and improvements	$4,823,708	$2,983,589	$1,840,119
Automobiles	196,255	71,258	124,997
Computer hardware	43,605	42,456	1,149
Furniture and fixtures	130,658	106,101	24,557
Office equipment	1,872	1,155	717
Manufacturing equipment	6,867,799	4,171,699	2,696,100
Trailer	9,463	7,532	1,931
Boat	34,400	26,284	8,116
Leasehold improvements	88,872	88,872	—
Technology	107,759	107,759	—
Land	234,027	—	234,027
	$12,538,418	$7,606,705	$4,931,713

	2020	Accumulated	2020
	Cost	Depreciation	Net
Buildings and improvements	$4,798,370	$2,836,142	$1,962,228
Automobiles	180,956	61,266	119,690
Computer hardware	43,593	41,957	1,636
Furniture and fixtures	111,145	101,186	9,959
Office equipment	1,864	971	893
Manufacturing equipment	6,154,425	3,573,748	2,580,677
Trailer	9,422	6,675	2,747
Boat	34,400	24,255	10,145
Leasehold improvements	88,872	87,205	1,667
Technology	107,295	107,295	—
Land	452,399	—	452,399
	$11,982,741	$6,840,700	$5,142,041

Amount of depreciation expense for 2021: $773,497 (2020: $659,233) and is included in cost of sales in the consolidated statements of income and comprehensive income.

During the year ended December 31, 2021, 3.3 acres of cleared and undeveloped land in Taber, AB Canada was disposed of for proceeds of $263,380 ($333,899CAD). With a cost of $219,318 ($278,040CAD) the Company recognized a gain of $44,330 ($55,859CAD) on the disposal. During the year ended December 31, 2020, equipment with a cost of $79,517 and accumulated depreciation of $64,218 was disposed for proceeds of $24,789. The Company recognized a gain of $9,490 on the disposal.